Share capital - Group's share structure as though the restructuring took effect retroactively during the year (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital
Authorised	555,000,000	555,000,000		93,922,712	93,922,712
Issued	139,026,084			85,288,744	85,288,744
Number of shares	139,026,084		13,949,001
Share capital	$ 13,903		$ 53,240,010	$ 8,529
If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Authorised	75,000,000
Issued	5,561,043
Number of shares	5,561,043
Share capital	$ 13,903
Class A Ordinary Shares
Share capital
Authorised	500,000,000	500,000,000
Issued	139,026,084
Class A Ordinary Shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Authorised	20,000,000
Issued	5,561,043
Preferred shares
Share capital
Authorised	55,000,000	55,000,000
Preferred shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Authorised	55,000,000
Swvl Inc. shareholders
Share capital
Number of shares	85,285,247			85,288,744	85,288,744
Share capital	$ 8,529			$ 8,529	$ 8,529
Swvl Inc. shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	3,411,600
Share capital	$ 8,529
SPAC shareholders
Share capital
Number of shares	13,949,000
Share capital	$ 1,395
SPAC shareholders | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	557,960
Share capital	$ 1,395
Convertible notes
Share capital
Number of shares	16,125,455
Share capital	$ 1,612
Convertible notes | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	645,018
Share capital	$ 1,612
PIPE Investor
Share capital
Number of shares	3,966,400
Share capital	$ 397
PIPE Investor | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	158,656
Share capital	$ 397
Other shares
Share capital
Number of shares	19,699,982
Share capital	$ 1,970
Other shares | If Restructuring Took Effect Retroactively During The Year [Member]
Share capital
Number of shares	787,809
Share capital	$ 1,970